September 16, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor ETF Trust - Post-Effective Amendment No. 1

1933 Act Registration No. 33-255884

1940 Act Registration No. 811-23661

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor ETF Trust (the “Trust”) certifies that:

a.

the forms of the Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A; and

b.

the text of Post-Effective Amendment No. 1 to the Trust’s registration statement was filed with the Commission via EDGAR on September 13, 2021 (Accession No. 0001193125-21-271678) with an effective date of September 13, 2021.

Please do not hesitate to contact the undersigned at (312) 443-4426 if you have any questions.

Sincerely,

/s/ Diana R. Podgorny
Diana R. Podgorny
Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Harbor ETF Trust